Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Investment Tax Credits (i)	$ 18.9	$ 20.1
Other	11.8	11.9
Other non-current assets	$ 30.7	$ 32.0